Note L - Derivative Financial Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Note 9 - Derivative Financial Instruments and Hedging Activities

During May 2008, the Company entered into an interest rate swap agreement with a notional amount of $40.0 million that matured on May 16, 2011. The derivative instrument was used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment. It had been accounted for as a cash flow hedge and the Company recognized no additional gain as a result of this maturity. The fair market value of this swap at December 31, 2010 was $0.5 million. Changes in fair value of the swap that are deemed effective are recorded in other comprehensive income net of tax. Changes in fair value for the ineffective portion of the swap are recorded in interest income; such amounts were insignificant for each of the three and six months ended June 30, 2011 and 2010. The Company recorded interest income on the swap of $0.1 million and $0.4 million in each of the three and six months ended June 30, 2011, and $0.3 million and $0.6 million in each of the three and six months ended June 30, 2010.

At June 30, 2011, the Company had seven loan swaps, including one forward-starting swap. The fair value mark on that swap will be offset when the associated loan closes and is marked to fair value in the fourth quarter of 2011. The total original notional amount of these loan swaps was $17.4 million. These derivative instruments are used to protect the Company from interest rate risk caused by changes in the LIBOR curve in relation to certain designated fixed rate loans and are accounted for as fair value hedges. The derivative instruments are used to convert these fixed rate loans to an effective floating rate. If the LIBOR rate is below the stated fixed rate of the loan for a given period, the Company will owe the floating rate payer the notional amount times the difference between LIBOR and the stated fixed rate. If LIBOR is above the stated rate for any given period during the term of the contract, the Company will receive payments based on the notional amount times the difference between LIBOR and the stated fixed rate. These derivative instruments are carried at a fair market value of $(0.6) and $(0.5) million and are included in loans at June 30, 2011 and December 31, 2010, respectively. The loans being hedged are also recorded at fair value. The Company recorded interest expense on these loan swaps of $0.2 million and $0.3 million in each of the three and six months ended June 30, 2011, and $0.1 million and $0.2 million in each of the three and six months ended June 30, 2010.

See table below for information on the individual loan swaps at June 30, 2011:

Individual Loan Swap Information

					Floating
Original	Current				Rate
Notional	Notional	Termination	Fixed	Floating	Payer
Amount	Amount	Date	Rate	Rate	Spread
$2,670	$2,427	04/10/13	5.85%	USD-LIBOR-BBA	2.38%
1,800	434	04/09/13	5.80%	USD-LIBOR-BBA	2.33%
1,100	1,001	03/10/13	6.04%	USD-LIBOR-BBA	2.27%
3,775	3,532	02/15/13	5.90%	USD-LIBOR-BBA	2.20%
1,870	1,585	02/15/13	5.85%	USD-LIBOR-BBA	2.25%
2,555	2,555	10/10/15	5.50%	USD-LIBOR-BBA	2.88%
3,595	3,574	04/27/17	5.25%	USD-LIBOR-BBA	2.73%
$17,365	$15,108

NOTE L – DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

The Company entered into an interest rate swap agreement during June 2007 with a notional amount of $40.0 million. The derivative instrument was used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment for a period of three years ending June 2010. This swap was terminated on January 29, 2008. The gain on the terminated swap was $2.0 million. The amount of this gain was recognized in interest income over the remaining term of the swap, as if it had not been terminated, with the final amount recognized in income during June 2010. The Company recorded income on the terminated swap of $353 thousand, $852 thousand and $796 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into an interest rate swap agreement during May 2008 with a notional amount of $40.0 million. The derivative instrument is used to protect certain designated variable rate loans from the downward effects of their repricing in the event of a decreasing rate environment for a period of three years ending May 16, 2011. If the USD-Prime-H.15 rate (“Prime Rate”) remains below 6.22%, the Company receives the difference between 6.22% and the daily weighted-average Prime Rate for each period. If the Prime Rate increases above 6.22% during the term of the contract, the Company will pay the difference between 6.22% and the daily weighted-average Prime Rate for each period. The fair market value of this swap, which is included in other assets, was $459 thousand and $1.1 million at December 31, 2010 and 2009, respectively. Changes in fair value of the hedge that are deemed effective are recorded in other comprehensive income net of tax while the ineffective portion of the hedge is recorded in interest income. The Company recorded interest income on the swap of $1.2 million, $1.2 million and $379 thousand for the years ended December 31, 2010, 2009 and 2008, respectively.

During the year ended December 31, 2008, the Company entered into five loan swaps. The total original notional amount of these loan swaps was $11.2 million. These derivative instruments are used to protect the Company from interest rate risk caused by changes in the LIBOR curve in relation to certain designated fixed rate loans. The derivative instruments are used to convert these fixed rate loans to an effective floating rate. If the LIBOR rate is below the stated fixed rate of the loan for a given period, the Company will owe the floating rate payer the notional amount times the difference between LIBOR and the stated fixed rate. If LIBOR is above the stated rate for any given period during the term of the contract, the Company will receive payments based on the notional amount times the difference between LIBOR and the stated fixed rate. The loan swaps have a notional amount of $9.1 million, representing the amount of fixed-rate loans outstanding at December 31, 2010, and are included in loans at a fair market value of $(569) thousand and $(497) thousand at December 31, 2010 and 2009, respectively. Changes in fair value of the hedged loans have been completely offset by the fair value changes in the derivatives. The Company recorded interest expense on these loan swaps of $342 thousand, $354 thousand and $85 thousand as an adjustment to loan yield for the years ended December 31, 2010, 2009 and 2008, respectively. Information on the individual loan swaps at December 31, 2010 is as follows:

					Floating
Original	Current				Rate
Notional	Notional	Termination	Fixed	Floating	Payer
Amount	Amount	Date	Rate	Rate	Spread
$2,670	$2,469	04/10/13	5.85%	USD-LIBOR-BBA	0.238%
1,800	441	04/09/13	5.80%	USD-LIBOR-BBA	0.233%
1,100	1,019	05/11/13	6.04%	USD-LIBOR-BBA	0.227%
3,775	3,572	02/15/13	5.90%	USD-LIBOR-BBA	0.220%
1,870	1,631	02/15/13	5.85%	USD-LIBOR-BBA	0.225%
$11,215	$9,132